ACQUISITIONS - Lonestar Assets (Details) - Sep. 30, 2014 - Barnett Shale Play [Member] $ in Millions	USD ($) contract
Property, Plant and Equipment [Line Items]
Payments to acquire gas gathering assets	$ 10.9
Number of long-term, fee-based contracts | contract	2